Share-based Compensation (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options Outstanding
Granted	77,918,466	27,495,737
Share Options | NIO Incentive Plans
Number of Options Outstanding
Outstanding, Beginning Balance	57,775,914	52,623,554	0
Granted	47,216,792	13,460,477	53,576,606
Exercised	(7,732,317)	(2,723,540)
Forfeited	(5,498,453)	(5,236,562)	(945,346)
Expired	(687,796)	(348,015)	(7,706)
Outstanding, Ending Balance	91,074,140	57,775,914	52,623,554
Vested and expected to vest	99,702,386	55,832,678	50,782,627
Exercisable	32,959,964	5,089,894	1,297,535
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.57	$ 0.32	$ 0.00
Granted	2.79	1.46	0.32
Exercised	0.40	0.39
Forfeited	1.17	0.44	0.39
Expired	0.62	0.25	0.10
Outstanding, Ending Balance	$ 1.69	$ 0.57	$ 0.32
Weighted Average Remaining Contractual Life, Outstanding	8 years 2 months 23 days	8 years 6 months 7 days	8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 425,988	$ 114,299	$ 51,506
Aggregate Intrinsic Value, Vested and expected to vest	467,127	107,299	49,245
Aggregate Intrinsic Value, Exercisable	$ 185,787	$ 11,070	$ 1,336